Subordinated Notes and Debentures	3 Months Ended
Jan. 31, 2026
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 11: SUBORDINATED NOTES AND DEBENTURES
Redemptions
On January 20, 2026, the Bank announced

that subsequent to the quarter-end, it intends

to exercise its right to redeem on March

4, 2026 all of its outstanding
$ 1.25

billion
4.859
% non-viability contingent capital medium-term

notes due March 4, 2031 constituting

subordinated indebtedness of the Bank, at

a redemption
price of 100

per cent of the principal amount, plus

accrued and unpaid interest to, but excluding,

March 4, 2026.